Annual Total Returns - FundsManager 70% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio-Investor VIP	May 27, 2022
Bar Chart Table:
Annual Return 2012	13.22%
Annual Return 2013	21.75%
Annual Return 2014	5.15%
Annual Return 2015	0.49%
Annual Return 2016	4.96%
Annual Return 2017	19.21%
Annual Return 2018	(7.49%)
Annual Return 2019	22.66%
Annual Return 2020	16.10%
Annual Return 2021	14.52%